Stock Options and Restricted Share Units (Tables)	12 Months Ended
Dec. 31, 2023
Stock Options and Restricted Share Units [Abstract]
Schedule of Continuity of Stock Options	The following table reflects the continuity of stock options for the periods presented below:
	Number of Stock Options	Weighted Average Exercise Price (CAD$)
Balance, December 31, 2020	625,000	2.88
Granted (i)(ii)(iii)(iv)(v)	1,823,497	6.03
Exercised(1)	(75,000)	3.17
Expired / cancelled	(28,332)	6.09
Balance, December 31, 2021	2,345,165	5.28
Expired / cancelled	(1,153,331)	5.46
Balance, December 31, 2022	1,191,834	5.11
Expired / cancelled	(499,664)	5.13
Balance, December 31, 2023	692,170	5.09

Schedule of Stock Options Issued and Outstanding	The following table reflects the stock options issued and outstanding as of December 31, 2023:
Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	1.13	258,334	258,334	-
January 5, 2026	3.75	2.02	183,498	183,498	-
February 24, 2026	13.92	2.15	50,000	50,000	-
March 25, 2026	7.47	2.23	116,668	116,668	-
May 17, 2026	7.35	2.38	55,001	55,001	-
June 22, 2026	4.20	2.48	28,669	28,669	-
	5.09	1.78	692,170	692,170	-

The following table reflects the stock options issued and outstanding as of December 31, 2022:
Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	2.13	408,334	408,334	-
January 5, 2026	3.75	3.02	258,498	258,498	-
February 24, 2026	13.92	3.16	50,000	50,000	-
March 25, 2026	7.47	3.23	233,334	233,334	-
May 17, 2026	7.35	3.38	155,000	155,000	-
June 22, 2026	4.20	3.48	86,668	86,668	-
	5.11	2.84	1,191,834	1,191,834	-
The following table reflects the stock options issued and outstanding as of December 31, 2021:
Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	3.13	575,000	575,000	-
January 5, 2026	3.75	4.02	525,164	525,164	-
February 24, 2026	13.92	4.15	50,000	50,000	-
March 25, 2026	7.47	4.23	525,000	525,000	-
May 17, 2026	7.35	4.38	421,667	421,667	-
June 22, 2026	4.20	4.48	248,334	248,334	-
	5.28	4.96	2,345,165	2,345,165	-

Schedule of Restricted Share Units (RSUs)	The following table reflects the continuity of RSUs for the periods ended December 31, 2023 and 2022:
Number of RSUs
Balance, December 31, 2021	-
Granted	1,449,250
Cancelled	(10,000)
Balance, December 31, 2022	1,439,250
Granted	77,232
Converted	(479,582)
Balance, December 31, 2023	1,036,900